Auditor's remuneration	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Auditor's remuneration
23 Auditor’s remuneration

	Total remuneration of the group		Of which in the Netherlands

	2024	2023	2024	2023

Audit fees	32	33	6	4

Audit-related service fees	5	11	-	-

Tax	-	-	-	-

Other services	-	-	-	-

Total	37	44	6	4
Following the redomiciliation, the Board proposed for approval to the shareholders meeting the appointment of Ernst & Young Accountants LLP as independent auditor of Aegon Ltd. for the financial statements of 2024. The proposal was approved by the general meeting of shareholders in September 2023. EY Accountants B.V. succeeded Ernst & Young Accountants LLP as independent auditor of Aegon Ltd. effective June 29, 2024. Auditor PricewaterhouseCoopers Accountants N.V. served as the independent auditor of Aegon Ltd. for the financial statements of 2023.
Audit fees consist of fees billed for the annual financial statements audit (including quarterly reviews), subsidiary audits, equity investment audits, and other procedures required to be performed by the independent auditor to be able to form an opinion on Aegon’s consolidated financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit or quarterly review.

They also include fees billed for other audit services, which are those services that only the external auditor reasonably can provide, and include statutory audits or financial audits for subsidiaries or affiliates of the Company and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Audit-related services include, among others, assurance services to report on internal controls for third parties, due diligence services pertaining to potential business acquisitions/dispositions; discussions, review and testing of certain information related to the adoption of new accounting standards impacting future periods, financial reporting or disclosure matters not classified as “Audit services;” financial audits of employee benefit plans; and agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters.